UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

 801 Pennsylvania Ave, Tower II, 4th Floor

Kansas City, Missouri 64102

Julie A Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, MA 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

RMR Real Estate Fund

Portfolio of Investments — March 31, 2009 (unaudited)

Company	Shares	Value
Common Stocks — 90.3%
Real Estate Investment Trusts — 85.1%
Apartments — 18.6%
Apartment Investment & Management Co.	20,267	$111,063
AvalonBay Communities, Inc.	14,442	679,640
BRE Properties, Inc.	10,000	196,300
Equity Residential	49,000	899,150
Essex Property Trust, Inc.	6,000	344,040
Mid-America Apartment Communities, Inc.	25,000	770,750
		3,000,943
Diversified — 18.6%
Lexington Corporate Properties Trust	6,400	15,232
Liberty Property Trust	36,200	685,628
National Retail Properties, Inc.	104,400	1,653,696
Vornado Realty Trust	19,316	642,064
		2,996,620
Health Care — 16.1%
HCP, Inc.	39,080	697,578
Health Care REIT, Inc.	50	1,530
Medical Properties Trust, Inc.	112,120	409,238
Nationwide Health Properties, Inc.	67,154	1,490,147
		2,598,493
Hospitality — 3.5%
Entertainment Properties Trust	22,000	346,720
Hersha Hospitality Trust	114,993	218,487
		565,207
Industrial — 1.2%
EastGroup Properties, Inc.	7,000	196,490

Office — 18.2%
BioMed Realty Trust, Inc.	20,000	135,400
Brandywine Realty Trust	102,400	291,840
Corporate Office Properties Trust	15,500	384,865
Highwoods Properties, Inc.	55,000	1,178,100
Kilroy Realty Corp.	16,000	275,040
Mack-Cali Realty Corp.	26,500	524,965
Maguire Properties, Inc. (a)	24,000	17,280
SL Green Realty Corp.	11,750	126,900
		2,934,390
Retail — 7.9%
Cedar Shopping Centers, Inc. (a)	38,508	67,004
Kimco Realty Corp.	17,000	129,540
Ramco-Gershenson Properties Trust	9,000	58,050
Regency Centers Corp.	5,000	132,850
Simon Property Group, Inc.	15,354	531,862
Tanger Factory Outlet Centers, Inc.	5,000	154,300
Weingarten Realty Investors	20,000	190,400
		1,264,006
Storage — 1.0%
Public Storage, Inc.	3,000	165,750
Total Real Estate Investment Trusts (Cost $29,469,022)		13,721,899

Other — 5.2%
Brookfield Properties Corp.	10,000	57,400
Carador PLC (b)	4,123,130	783,395
Total Other (Cost $5,733,839)		840,795
Total Common Stocks (Cost $35,202,861)		14,562,694

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks — 68.3%
Real Estate Investment Trusts — 68.3%
Diversified — 5.2%
Colonial Properties Trust, Series D	50,500	$653,975
Digital Realty Trust, Inc., Series A	5,000	87,200
Duke Realty Corp., Series O	8,000	91,040
		832,215
Health Care — 16.8%
Health Care REIT, Inc., Series G	20,000	443,400
OMEGA Healthcare Investors Inc., Series D	125,675	2,262,150
		2,705,550
Hospitality — 33.3%
Ashford Hospitality Trust, Series A	107,900	766,090
Ashford Hospitality Trust, Series D	22,000	152,900
Eagle Hospitality Properties Trust, Inc., Series A (a) (b)	28,000	18,200
Entertainment Properties Trust, Series D	111,800	1,034,150
FelCor Lodging Trust, Inc., Series A(a) (c)	73,000	292,000
FelCor Lodging Trust, Inc., Series C (a)	37,400	149,600
Hersha Hospitality Trust, Series A	82,000	668,300
LaSalle Hotel Properties, Series D	98,423	1,099,385
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	32,895
Strategic Hotels & Resorts, Inc., Series B (a)	48,850	122,125
Sunstone Hotel Investors, Inc., Series A	121,900	1,036,150
		5,371,795
Industrial — 0.3%
First Industrial Realty Trust, Series J	7,600	55,100

Office — 7.2%
Alexandria Real Estate Equities, Inc., Series C	17,600	343,200
Corporate Office Properties Trust, Series H	2,000	35,940
Corporate Office Properties Trust, Series J	22,000	396,220
Kilroy Realty Corp., Series E	500	6,525
Kilroy Realty Corp., Series F	30,000	384,000
		1,165,885
Retail — 5.5%
Cedar Shopping Centers, Inc., Series A	88,600	770,820
Glimcher Realty Trust, Series F	20,000	116,400
		887,220
Total Real Estate Investment Trusts (Cost $27,203,223)		11,017,765
Total Preferred Stocks (Cost $27,203,223)		11,017,765

Other Investment Companies — 1.3%
Ultra Real Estate ProShares	200	490
UltraShort Real Estate ProShares	4,000	210,920
Total Other Investment Companies (Cost $208,466)		211,410

Short-Term Investments — 3.4%
Other Investment Companies — 3.4%
Dreyfus Cash Management, Institutional Shares, 0.74% (d) (Cost $548,739)	548,739	548,739
Total Investments — 163.3% (Cost $63,163,289) (e)		26,340,608
Other assets less liabilities — 4.6%		739,035
Preferred Shares, at liquidation preference — (67.9)%		(10,950,000)
Net Assets applicable to common shareholders — 100%		$16,129,643

Notes to Portfolio of Investments

(a)	As of March 31, 2009, this security had discontinued paying distributions.
(b)	As of March 31, 2009, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $801,595 and 3.0% of market value.
(c)	Convertible into common stock.
(d)	Rate reflects 7 day yield as of March 31, 2009.

(e)                                  Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2009, are as follows:

Cost	$63,163,289

Gross unrealized appreciation	$127,885

Gross unrealized depreciation	(36,950,566)

Net unrealized depreciation	$(36,822,681)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$25,539,013
Level 2 — Other significant observable inputs	801,595
Level 3 — Significant unobservable inputs	—
Total	$26,340,608

There were no investments in securities characterized as Level 3 on December 31, 2008, or March 31, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 22, 2009